Reconciliation of Segment Information to Consolidated Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment profit or loss:
Loss from operations	$ (38,487)	$ (20,574)	$ (19,929)
Share-based compensation	219	179	1,165
Impairment loss on intangible assets	13,251	15	2,583
Impairment loss on prepaid licensing and royalty fees	2,752	702	247
Impairment loss on goodwill	17,054	12,489	5,097
Interest income	238	283	762
Interest expense	49	247	426
Gain on sales of marketable securities	1,739	5,665	6,299
Foreign exchange gain	45	434	(365)
Gain (loss) on equity method investments - net	526	234	(47,869)
Impairment loss on marketable securities and investments		1,193	13,327
Depreciation	408	1,224	2,080
Amortization, including intangible assets	1,907	2,204	2,314
Income tax (benefit) expense	61	671	(245)
Asian online game and service
Segment profit or loss:
Net revenue from external customers	14,106	27,470	34,367
Loss from operations	(33,677)	(12,271)	(10,931)
Share-based compensation	(225)	199	308
Impairment loss on intangible assets	13,251	15	2,583
Impairment loss on prepaid licensing and royalty fees	2,752	702	247
Impairment loss on goodwill	17,054	12,489	5,097
Contract termination costs		49
Interest income	9	9	492
Interest expense	8	44	(50)
Gain on sales of marketable securities	1,739	5,665	6,299
Foreign exchange gain	236	55	(282)
Gain (loss) on equity method investments - net	526	234	1,846
Impairment loss on marketable securities and investments		1,193	13,327
Depreciation	336	1,059	1,790
Amortization, including intangible assets	1,862	2,181	2,251
Income tax (benefit) expense	150	710	859
Cloud service
Segment profit or loss:
Net revenue from external customers	925
Loss from operations	(1,218)
Share-based compensation	69
Depreciation	8
Amortization, including intangible assets	42
Income tax (benefit) expense	78
Reportable Segment
Segment profit or loss:
Net revenue from external customers	15,031
Loss from operations	(34,895)	(12,271)	(10,931)
Share-based compensation	(156)	199	308
Impairment loss on intangible assets	13,251	15	2,583
Impairment loss on prepaid licensing and royalty fees	2,752	702	247
Impairment loss on goodwill	17,054
Interest income	9	9	492
Interest expense	8	44	(50)
Gain on sales of marketable securities	1,739	5,665	6,299
Foreign exchange gain	236	55	(282)
Gain (loss) on equity method investments - net	526	234	1,846
Impairment loss on marketable securities and investments		1,193	13,327
Depreciation	344	1,059	1,790
Amortization, including intangible assets	1,904	2,181	2,251
Income tax (benefit) expense	$ 228	$ 710	$ 859